Note 22 - Segmented Information - Operating Segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Revenues	$ 2,275,362	$ 1,896,724
Depreciation and amortization	52,992	44,924
Operating Income (Loss)	166,827	146,173
Other income, net	500	2,417
Interest expense, net	(11,895)	(9,190)
Income tax expense	(63,300)	(47,829)
Net earnings	92,132	91,571
Total assets	1,441,925	1,190,271
Total additions to long-lived assets	182,655	124,068
Operating Segments [Member] | Americas Segment [Member]
Revenues	1,310,551	1,021,317
Depreciation and amortization	28,799	21,612
Operating Income (Loss)	86,741	85,255
Other income, net
Interest expense, net
Income tax expense
Net earnings
Total assets	694,138	555,758
Total additions to long-lived assets	138,914	50,948
Operating Segments [Member] | EMEA Segment [Member]
Revenues	521,284	474,868
Depreciation and amortization	16,624	15,121
Operating Income (Loss)	47,920	34,275
Other income, net
Interest expense, net
Income tax expense
Net earnings
Total assets	530,728	443,014
Total additions to long-lived assets	28,773	67,325
Operating Segments [Member] | Asia Pacific Segment [Member]
Revenues	441,544	399,368
Depreciation and amortization	5,914	5,479
Operating Income (Loss)	55,698	45,614
Other income, net
Interest expense, net
Income tax expense
Net earnings
Total assets	221,222	181,385
Total additions to long-lived assets	9,876	4,654
Corporate, Non-Segment [Member]
Revenues	1,983	1,171
Depreciation and amortization	1,655	2,712
Operating Income (Loss)	(23,532)	(18,971)
Other income, net
Interest expense, net
Income tax expense
Net earnings
Total assets	(4,163)	10,114
Total additions to long-lived assets	$ 5,092	$ 1,141